Fair Value Disclosure of Financial Instruments - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable	$ 1,671,442,000	$ 1,653,646,000
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	748,759,000	732,382,000
Notes Payable, fair value	783,800,000	777,847,000
Variable Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	922,683,000	921,265,000
Notes Payable, fair value	$ 856,688,000	$ 850,581,000